Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Provision (Benefit)
Income (loss) before provision (benefit) for income taxes from continuing operations for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Years Ended December 31,
	2021	2020	2019
	(in thousands)

United State s	$(13,326)	$(25,283)	$(27,728)
Foreign	(20,821)	(15,236)	(8,656)

Total loss before income taxes	$(34,147)	$(40,519)	$(36,384)

Summary of Components of the Provision for Income Taxes
The components of the provision (benefit) for income taxes from continuing operations consisted of the following:

	For the Years Ended December 31,
	2021	2020	2019
Current:	(in thousands)

Federal	$—	$—	$(1,136)
State	420	546	(44)
Foreign	(243)	505	(270)

Total current provision (benefit)	177	1,051	(1,450)

Deferred:
Federa l	(6,213)	(7,120)	(8,626)
State	(784)	2,285	(2,117)
Foreign	(2,874)	(1,534)	(748)

Total deferred benefit	(9,871)	(6,369)	(11,491)

Total benefit	$(9,694)	$(5,318)	$(12,941)

Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate
The reconciliation between income taxes computed at the U.S. statutory income tax rate to our provision for income taxes for the years ended December 31, 2021, 2020 and 2019 are as follows:

	For the Years Ended December 31,
	2021		2020		2019
	(in thousands)

Benefit for income taxes at 21% rate	$(7,171)	21.0%	$(8,509)	21.0%	$(7,641)	21.0%
State taxes, net of federal benefit	(1,227)	3.5%	(947)	2.3%	(2,161)	6.0%
Change in valuation allowance	975	-2.9%	1,016	-2.5%	—	0.0%
Rate change	775	-2.3%	2,856	-7.0%	—	0.0%
Credits	(602)	1.8%	(811)	2.0%	(541)	1.5%
Permanent differences and other	47	-0.1%	307	-0.8%	(41)	0.1%
Revaluation of warrants	(1,106)	3.2%	1,572	-3.9%	(49)	0.1%
Uncertain tax positions	9	0.0%	226	-0.6%	(984)	2.7%
Foreign withholding tax	116	-0.3%	420	-1.0%	—	0.0%
Foreign rate differential	(1,573)	4.6%	(1,448)	3.6%	(1,524)	4.2%
Executive compensation expens e	1,517	-4.4%	—	0.0%	—	0.0%
Transaction related expense	(1,454)	4.3%	—	0.0%	—	0.0%

Benefit for income taxes	$(9,694)	28.4%	$(5,318)	13.1%	$(12,941)	35.6%

Summary of Deferred Income Taxes
Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2021 and 2020 are as follows:

	As of December 31,
	2021	2020
	(in thousands)
Deferred tax assets:

Net operating loss carry-forward	$11,081	$10,604
Credit carry-forward	2,802	2,468
Interest expense limitation carry-forward	10,997	7,811
Non-deductible reserves	374	520
Accruals and other temporary differences	1,046	1,047
Stock compensation	—	698
Property and equipment	1,018	1,089

Gross deferred tax assets	27,318	24,237
Less Valuation allowance	(7,731)	(7,164)

Total deferred tax assets (after valuation allowance)	19,587	17,073
Deferred tax liabilities:
Property and equipment	(4,151)	(4,089)
Intangible assets	(40,754)	(49,461)
Goodwill	(7,432)	(6,241)
Debt discount	(3,972)	—

Total deferred tax liabilities	(56,309)	(59,791)

Net deferred tax liabilities	$(36,722)	$(42,718)

Summary of Gross Unrecognized Tax Benefits
The following table presents a reconciliation of the total amounts of unrecognized tax benefits, excluding interest and penalties, included on the consolidated balance sheets.

	For the Years Ended December 31,
	2021	2020
	(in thousands)

Unrecognized tax benefits at the beginning of the year	$3,867	$3,658
Additions for tax positions of current year	—	—
Additions for tax positions of prior years	—	209
Reductions for tax positions of prior years	—	—
Expirations statutes of limitation	—	—

Unrecognized tax benefits at the end of the year	$3,867	$3,867